Basis of Preparation	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements of the Company as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer John Anthony Santa Maria Otazua and Chief Financial Officer Constantino Spas Montesinos on February 23, 2022. These consolidated financial statements and notes were then approved by the Company’s Board of Directors on February 25, 2022 and by the Shareholders meeting on March 28, 2022. The accompanying consolidated financial statements were approved for issuance in the Company’s annual report on form 20-F by the Company’s Chief Executive Officer and Chief Financial Officer on April 8, 2022 and subsequent events have been considered through that date (see Note 27).
2.2 Basis of measurement and presentation
The consolidated financial statements have been prepared on the historical cost basis except for the following:
•    Derivative financial instruments
•    Trust assets of post-employment and other non-current employee benefit plans
The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.
The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are stated in terms of the measuring unit current at the end of the reporting period.
2.2.1 Presentation of consolidated income statement
The Company classifies its costs and expenses by function in the consolidated income statement in order to conform to industry practices.
2.2.2 Presentation of consolidated statements of cash flows
The Company presents its consolidated statement of cash flows using the indirect method.
2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position as of December 31, 2021 and the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2021 were converted into U.S. dollars at the exchange rate of Ps. 20.5140 per U.S. dollar as published by the Federal Reserve Bank of New York on December 31, 2021, the last date in 2021 for which information is available. This arithmetic conversion should not be construed a representation that the amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate. As of March 16, 2022 (the issuance date of these financial statements) such exchange rate was Ps. 20.7280 per U.S. dollar, a depreciation of 1.04% since December 31, 2021.

2.3 Critical accounting judgments and estimates
In the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily observable from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Judgements
In the application of the Company’s accounting policies, management has made the following judgements which have the most significant effects on the amounts recognized in the consolidated financial statements:
2.3.1 Key sources of estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.
2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and other depreciable long-lived assets
Intangible assets with indefinite life as well as goodwill are subject to impairment tests annually or whenever indicators of impairment are present. Impairment exists when the carrying value of an asset or cash generating unit (CGU) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value in use of the cash-generating units to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU and its value in use in the period the related impairment is determined.
The Company assesses at each reporting date or annually whether there is an indication that a depreciable long-lived asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU in which the asset is assigned exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount, which is determined based on its value in use. In assessing value in use, the estimated future cash flows expected to be generated from the use of an asset or CGU are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs to sell, recent market transactions are considered, if available. If recent market transactions are not available, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators. The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.16 and 11.
2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives
Property, plant and equipment, including returnable bottles which are expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets; see Notes 3.13, 10 and 11.
2.3.1.3 Post-employment and other non-current employee benefits
The Company regularly or annually evaluates the reasonableness of the assumptions used in its post-employment and other non-current employee benefit computations. Information about such assumptions is described in Note 15.
2.3.1.4 Income taxes
Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the expected timing and level of future taxable income, and the expected timing of the reversals of existing taxable temporary differences. See Note 23.
2.3.1.5 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 24. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies, accrues a provision and/ or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

The Company operates in numerous tax jurisdictions and is subject to periodic tax audits, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate tax, transfer pricing and indirect taxes. The impact of changes in local tax regulations and ongoing inspections by local tax authorities could materially impact the amounts recorded in the financial statements. Where the amount of tax payable is uncertain, the Company establishes provisions based on management’s estimates with respect to the likelihood of material tax exposures and the probable amount of the liability.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

The amount of uncertain income tax positions is included in Note 24.6.
2.3.1.6 Valuation of financial instruments
The Company is required to measure all derivative financial instruments at fair value.
The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments. See Note 19.

2.3.1.7 Business combinations
Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except when:
•    deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;
•    liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2, Share- based Payment at the acquisition date, see Note 3.24;
•    assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and
•    Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.
For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGUs' cash flows, in the computation of weighted average cost of capital (WACC) and estimation of inflation during the operation of intangible assets with indefinite life, mainly, distribution rights.
2.3.1.8 Investments in associates
If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee require a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances, which may indicate that the Company is able to exercise significant influence over a less than 20 per cent-owned corporate investee:
•    representation on the board of directors or equivalent governing body of the investee;
•    participation in policy-making processes, including participation in decisions about dividends or other distributions;
•    material transactions between the Company and the investee;
•    interchange of managerial personnel; or
•    provision to the investee of essential technical information.
Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.
In addition, the Company evaluates the following indicators that provide evidence of significant influence:
•    the Company’s extent of ownership is significant relative to other shareholdings (i.e. a lack of concentration of other shareholders);
•    the Company’s significant shareholders, its parent, fellow subsidiaries, or officers of the Company, hold additional investment in the investee; and
•    the Company is a part of an investee’s board of director committees, such as the executive committee or the finance committee.
2.3.1.9 Joint Arrangements
An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it shall assess whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement (see Note 3.1).
2.3.1.10 Leases
In connection with its accounting for arrangements that contain a lease, the Company, as a lessor considers information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use assets and lease liabilities, and related statement of income accounts, such as:

•Determination of whether the Company is reasonably certain to exercise an option to extend a lease agreement or not to exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable, when the Company has the unilateral right to apply the option in question.
•The Company cannot readily determine the interest rate implicit in its lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

2.4 Changes in accounting policies
The Company has applied the following amendments to the standards on January 1, 2021. None of the amendments had a significant impact on the Company’s financial statements:

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The IASB issued amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. Disclosures, which concludes phases of its work to respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate.

Amendment to IFRS 16 - Covid-19 related rental concessions

The amendment allows an optional practical expedient that simplifies how tenants account for rental concessions, arising as a direct consequence for the COVID-19 pandemic.

The practical expedient can only be applied if:

•The new consideration is substantially equal to or lesser than the original consideration;
•the decrease in the lease payments refers to rental payments that occur before June 30, 2022; and
•no other substantive changes to the lease terms have been made.

Those lessees who apply this practical expedient must disclose:

•The fact that the practical expedient has been applied to all eligible rental concessions and, if applicable to some selected ones; the nature of the contracts to which they have applied it; and
•the amount recognized in results for the reporting period that arises from the application of the practical expedient.

This amendment was intended to apply until 30 June 2021, but as the impact of the Covid-19 pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022.

This amendment does not provide a practical expedient for lessors. Lessors are required to continue evaluating whether the rental concessions are lease modifications and justify them accordingly.